Note 14 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Nonrecurring [Member] - Class B Warrants [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Current liability (Class B Warrants)	$ 66
Fair Value, Inputs, Level 1 [Member]
Current liability (Class B Warrants)	0
Fair Value, Inputs, Level 2 [Member]
Current liability (Class B Warrants)	0
Fair Value, Inputs, Level 3 [Member]
Current liability (Class B Warrants)	$ 66